CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Total assets	$ 6,853,140	$ 5,967,605	$ 5,251,354
LIABILITIES AND SHAREHOLDERS' EQUITY
LIABILITIES	1,673,165	716,026	640,361
COMMITMENTS AND CONTINGENCIES	0	0
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 5,000,000 shares issued and outstanding as of December 31, 2019 and 2018	5,000	5,000
Additional paid-in capital	4,579,116	4,579,116
Retained earnings	528,315	88,967
Accumulated other comprehensive loss	(312,408)	(234,237)
Total shareholders' equity	5,179,975	5,251,579	$ 4,610,993	$ 3,043,688
Total liabilities and shareholders' equity	6,853,140	5,967,605
Parent Company [member]
Non-current assets
Investment in subsidiaries	5,179,975	4,733,004
Total assets	5,179,975	4,733,004
LIABILITIES AND SHAREHOLDERS' EQUITY
LIABILITIES	0	0
COMMITMENTS AND CONTINGENCIES	0	0
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 5,000,000 shares issued and outstanding as of December 31, 2019 and 2018	5,000	5,000
Additional paid-in capital	4,579,116	4,579,116
Retained earnings	908,267	383,125
Accumulated other comprehensive loss	(312,408)	(234,237)
Total shareholders' equity	5,179,975	4,733,004
Total liabilities and shareholders' equity	$ 5,179,975	$ 4,733,004